Exhibit 99.6

Data Compare (Non-Ignored)
Run Date - 6/11/2026 9:53:44 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXX	XXX	XXX			Borrower Last Name	XXX	XXX Dated XXX	Verified	Field Value reflects Borrower name as it appears on the Note
XXX	XXX	XXX			Note Date		XXX-XX-XXX	Verified	Field Value reflects Note Date per the Note
XXX	XXX	XXX			Contract Sales Price	0.00		Verified	Refinance loan